Concentrations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentrations [Line Items]
Revenue percentage	10.00%
One Customer [Member]
Concentrations [Line Items]
Revenue percentage	57.00%
Two Customers [Member]
Concentrations [Line Items]
Revenue percentage	99.00%	21.00%
Four Customers [Member]
Concentrations [Line Items]
Revenue percentage		54.00%	38.00%